Subsequent Events (Tables)	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Schedule of Provision for Income Taxes

Substantially all of the Company’s pretax loss was generated in the United States. The provision (benefit) for income taxes consists of the following:

	Year ended September 30,
	2024	2023

Current
Federal	$-	$-
State	3	1
Total current	3	1

Deferred
Federal	(2,198)	66
State	(234)	-
Total deferred	(2,432)	66
Provision (benefit) for income taxes	$(2,429)	$67

Schedule of Loss Before Income Tax

The provision for income taxes differs from the amount computed by applying the U.S. federal statutory rate of 21% to the Company’s loss before income taxes as follows:

	Year ended September 30,
	2024	2023

Income tax benefit computed at the U.S. federal statutory rate	$(4,717)	$(8,306)
State and local income tax benefits, net of federal benefit	(731)	(1,498)
Change in valuation allowance	4,865	7,936
Non-deductible transaction costs	1,181	635
Fair value of warrants issued to lenders	154	470
Research and development credits	-	58
State tax rate change	(14)	(22)
Change in fair value of earnout liability	(6,695)	-
Stock-based compensation	1,107	576
Non-deductible executive compensation	1,916	-
Other	505	218
Provision (benefit) for income taxes	$(2,429)	$67

Schedule of Deferred Liabilities

Deferred tax liabilities, net consist of the following:

	September 30,
	2024	2023

Deferred tax assets:
Net operating losses	$14,312	$8,268
Section 174 capitalized costs	2,843	2,832
Stock-based compensation	4,190	3,632
Lease liabilities	340	376
Accrued liabilities	190	581
Other	919	137
Total gross deferred tax assets	22,794	15,826
Valuation allowance	(19,152)	(14,287)
Net deferred tax assets	3,642	1,539

Deferred tax liabilities:
Intangible asset amortization	(3,566)	(1,245)
Fixed asset depreciation	(156)	(137)
Operating lease ROU assets	(240)	(243)
Total gross deferred tax liabilities	(3,962)	(1,625)
Deferred tax liabilities, net	$(320)	$(86)